Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Dry cannabis
Available for packaging	$ 17,979	$ 20,536
Packaged inventory	6,754	399
Packaging and supplies	5,590	865
Total inventories	93,144	44,969
Plants in drying stage [Member]
Dry cannabis
Total inventories	$ 6,201	$ 5,858
QUANTITY	13,985 plants	8,142 plants
Dry cannabis, Available for packaging [Member]
Dry cannabis
QUANTITY	5,506 kg	5,032 kg
Dry cannabis, Packaged inventory [Member]
Dry cannabis
QUANTITY	1,557 kg	71 kg
Flower and trim available for extraction [Member]
Dry cannabis
Total inventories	$ 16,626	$ 11,897
QUANTITY	4,939 kg	1,918 kg
Concentrated extract [Member]
Dry cannabis
Total inventories	$ 36,966	$ 2,451
QUANTITY	790 kg	40 kg
Bulk formulated oil [Member]
Dry cannabis
Total inventories	$ 1,875	$ 2,716
QUANTITY	3,149 L	2,632 L
Bottled and packaged oil [Member]
Dry cannabis
Total inventories	$ 1,153	$ 247
QUANTITY	880 L	168 L
CAPITALIZED COST [Member]
Dry cannabis
Available for packaging	$ 5,261	$ 4,152
Packaged inventory	4,205	90
Packaging and supplies	5,590	865
Total inventories	38,309	8,767
CAPITALIZED COST [Member] | Plants in drying stage [Member]
Dry cannabis
Total inventories	1,945	873
CAPITALIZED COST [Member] | Flower and trim available for extraction [Member]
Dry cannabis
Total inventories	4,433	1,570
CAPITALIZED COST [Member] | Concentrated extract [Member]
Dry cannabis
Total inventories	15,393	529
CAPITALIZED COST [Member] | Bulk formulated oil [Member]
Dry cannabis
Total inventories	754	600
CAPITALIZED COST [Member] | Bottled and packaged oil [Member]
Dry cannabis
Total inventories	728	88
FAIR VALUE ADJUSTMENT [Member]
Dry cannabis
Available for packaging	12,718	16,384
Packaged inventory	2,549	309
Packaging and supplies	0	0
Total inventories	54,835	36,202
FAIR VALUE ADJUSTMENT [Member] | Plants in drying stage [Member]
Dry cannabis
Total inventories	4,256	4,985
FAIR VALUE ADJUSTMENT [Member] | Flower and trim available for extraction [Member]
Dry cannabis
Total inventories	12,193	10,327
FAIR VALUE ADJUSTMENT [Member] | Concentrated extract [Member]
Dry cannabis
Total inventories	21,573	1,922
FAIR VALUE ADJUSTMENT [Member] | Bulk formulated oil [Member]
Dry cannabis
Total inventories	1,121	2,116
FAIR VALUE ADJUSTMENT [Member] | Bottled and packaged oil [Member]
Dry cannabis
Total inventories	$ 425	$ 159